Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($) Segment
Accounting Policies [Abstract]
Impairment of goodwill | $	$ 0
Capitalized cost related to development of software | $	$ 0	$ 0	$ 0
Number of operating segments | Segment	3	3	3
Number of reportable segments | Segment	3	3	3